SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION, Rollforward of Gross Carrying Amount and Accumulated Depreciaton (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross Carrying Amount [Roll Forward]
Beginning of period	$ 2,773,179	$ 2,790,928	$ 1,638,929
Acquisitions	0	0	1,140,896
Additions	20,667	21,285	11,411
Sales and/or transfers to assets held for sale	(280,593)	(23,213)	0
Disposals and other	1,491	15,821	308
End of period	2,511,762	2,773,179	2,790,928
Accumulated Depreciation [Roll Forward]
Beginning of period	(218,968)	(129,788)	(56,988)
Depreciation expense	(91,623)	(92,372)	(72,767)
Sales and/or transfers to assets held for sale	34,728	3,084	0
Disposals and other	69	108	(33)
Balance at end of year	$ (275,794)	$ (218,968)	$ (129,788)